Supplement Dated August 11, 2014

To the

Prospectus Dated May 1, 2014

and the

Statement of Additional Information Dated May 1, 2014

For the

Farmers EssentialLife® Variable Universal Life

Issued through

Farmers Variable Life Separate Account A

Offered by

Farmers New World Life Insurance Company

This Supplement updates certain information in your variable life insurance policy (“Policy”) Prospectus and Statement of Additional Information. Please read this Supplement carefully and keep it with your Prospectus for future reference.

Fund Name Changes

Effective August 11, 2014, DWS Variable Series I changed its name to Deutsche Variable Series I.

Effective August 11, 2014, DWS Variable Series II changed its name to Deutsche Variable Series II.

As a result of the Fund name changes, all references to DWS Variable Series I and DWS Variable Series II are deleted from your Prospectus and Statement of Additional Information and replaced with references to Deutsche Variable Series I and Deutsche Variable Series II, respectively.

Portfolio Name Changes

Effective August 11, 2014, DWS Bond VIP changed its name to Deutsche Bond VIP.

Effective August 11, 2014, DWS Global Small Cap VIP (formerly DWS Global Small Cap Growth VIP) changed its name to Deutsche Global Small Cap VIP.

Effective August 11, 2014, DWS International VIP changed its name to Deutsche International VIP.

Effective August 11, 2014, DWS Large Cap Value VIP changed its name to Deutsche Large Cap Value VIP.

Effective August 11, 2014, DWS Government & Agency Securities VIP changed its name to Deutsche Government & Agency Securities VIP.

Effective August 11, 2014, DWS High Income VIP changed its name to Deutsche High Income VIP.

Effective August 11, 2014, DWS Money Market VIP changed its name to Deutsche Money Market VIP.

As a result of the Portfolio name changes, all references to DWS Bond VIP, DWS Global Small Cap VIP, DWS International VIP, DWS Large Cap Value VIP, DWS Government & Agency Securities VIP, DWS High Income VIP, and DWS Money Market VIP are deleted from your Prospectus and Statement of Additional Information and replaced with references to Deutsche Bond VIP, Deutsche Global Small Cap VIP, Deutsche International VIP, Deutsche Large Cap Value VIP, Deutsche Government & Agency Securities VIP, Deutsche High Income VIP, and Deutsche Money Market VIP, respectively.

We have made a corresponding change in the names of the Subaccounts that invest in the foregoing Portfolios.

Any references to “DWS Investments” are changed to “Deutsche Asset & Wealth Management.”

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